Note 6 - Short-term Investments (Details) - Summary of Short-term Investments (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Note 6 - Short-term Investments (Details) - Summary of Short-term Investments [Line Items]
Cost	$ 33,605
Gross Unrealized Gains	5
Gross Unrealized Losses	33,606
Fair Value	(4)
Bank Time Deposits [Member]
Note 6 - Short-term Investments (Details) - Summary of Short-term Investments [Line Items]
Cost	25,028	21,481
Gross Unrealized Losses	25,028	21,481
Debt Securities [Member]
Note 6 - Short-term Investments (Details) - Summary of Short-term Investments [Line Items]
Cost	1,610
Gross Unrealized Gains	3
Gross Unrealized Losses	1,613
Domestic Corporate Debt Securities [Member]
Note 6 - Short-term Investments (Details) - Summary of Short-term Investments [Line Items]
Cost	1,519
Gross Unrealized Losses	1,517
Fair Value	(2)
US Government Agencies Debt Securities [Member]
Note 6 - Short-term Investments (Details) - Summary of Short-term Investments [Line Items]
Cost	5,448
Gross Unrealized Gains	2
Gross Unrealized Losses	5,448
Fair Value	$ (2)